Annual Total Returns [BarChart] - AZL Government Money Market Fund - AZL Government Money Market Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	none
Annual Return 2012	none
Annual Return 2013	none
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.05%
Annual Return 2018	1.01%
Annual Return 2019	1.39%
Annual Return 2020	0.21%